Property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 75,889	€ 64,174	€ 51,522
Additions	30,517	15,306	12,836
Acquired from business combinations	19,986	0	340
Disposals	(898)	(2,973)	(1,005)
Transfers	(373)	(607)	(121)
Currency Translation	(210)	24	589
Other	203	(35)	13
Property, plant and equipment end of period	125,114	75,889	64,174
Total | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(30,826)	(25,774)	(21,310)
Depreciation charge for the year	(8,629)	(6,420)	(5,122)
Acquired from business combinations	0	0	0
Disposals	875	1,212	730
Transfers	373	117	0
Currency Translation	196	(9)	(107)
Other	(222)	48	35
Property, plant and equipment end of period	(38,233)	(30,826)	(25,774)
Total | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	45,063	38,400	30,212
Property, plant and equipment end of period	86,881	45,063	38,400
Land and buildings | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	19,797	19,719	13,268
Additions	377	8	4,333
Acquired from business combinations	11,412	0	5
Disposals	(31)	(2)	0
Transfers	11,527	3	1,824
Currency Translation	(185)	69	289
Other	(663)	0	0
Property, plant and equipment end of period	42,234	19,797	19,719
Land and buildings | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(5,093)	(4,369)	(2,451)
Depreciation charge for the year	(858)	(709)	(582)
Acquired from business combinations	0	0	0
Disposals	15	2	0
Transfers	521	0	(1,281)
Currency Translation	31	(17)	(55)
Other	853	0	0
Property, plant and equipment end of period	(4,531)	(5,093)	(4,369)
Land and buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	14,704	15,350	10,817
Property, plant and equipment end of period	37,703	14,704	15,350
Plant and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	40,199	33,408	30,139
Additions	10,560	4,916	4,693
Acquired from business combinations	8,024	0	29
Disposals	(1,046)	(2,266)	(680)
Transfers	7,439	4,180	(1,106)
Currency Translation	(118)	0	320
Other	(235)	(39)	13
Property, plant and equipment end of period	64,823	40,199	33,408
Plant and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(22,263)	(18,927)	(16,354)
Depreciation charge for the year	(5,444)	(4,048)	(3,183)
Acquired from business combinations	0	0	0
Disposals	842	541	686
Transfers	(444)	117	(12)
Currency Translation	166	6	(51)
Other	64	48	(13)
Property, plant and equipment end of period	(27,079)	(22,263)	(18,927)
Plant and equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	17,936	14,481	13,785
Property, plant and equipment end of period	37,744	17,936	14,481
Leased assets | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	11,241	8,933	7,116
Additions	2,246	2,483	1,200
Acquired from business combinations	136	0	306
Disposals	(39)	(699)	(325)
Transfers	(425)	540	645
Currency Translation	5	(20)	(9)
Other	1,139	4	0
Property, plant and equipment end of period	14,303	11,241	8,933
Leased assets | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(3,470)	(2,478)	(2,505)
Depreciation charge for the year	(2,327)	(1,663)	(1,357)
Acquired from business combinations	0	0	0
Disposals	18	669	44
Transfers	296	0	1,293
Currency Translation	(1)	2	(1)
Other	(1,139)	0	48
Property, plant and equipment end of period	(6,623)	(3,470)	(2,478)
Leased assets | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	7,771	6,455	4,611
Property, plant and equipment end of period	7,680	7,771	6,455
Construction in progress | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	4,652	2,114	999
Additions	17,334	7,899	2,610
Acquired from business combinations	414	0	0
Disposals	218	(6)	0
Transfers	(18,914)	(5,330)	(1,484)
Currency Translation	88	(25)	(11)
Other	(38)	0	0
Property, plant and equipment end of period	3,754	4,652	2,114
Construction in progress | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0	0
Depreciation charge for the year	0	0	0
Acquired from business combinations	0	0	0
Disposals	0	0	0
Transfers	0	0	0
Currency Translation	0	0	0
Other	0	0	0
Property, plant and equipment end of period	0	0	0
Construction in progress | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	4,652	2,114	999
Property, plant and equipment end of period	€ 3,754	€ 4,652	€ 2,114